Operating expenses - (Narrative) (Details) - CAD ($)	3 Months Ended		12 Months Ended
	May 31, 2022	May 31, 2021	Feb. 28, 2022	Feb. 28, 2021
General And Administrative Expenses [Line Items]
Stock-based compensation	$ 489,089	$ 19,087	$ 1,196,361	$ 237,714